Interest bearing debt, Scheduled debt repayments (Details) $ in Thousands		9 Months Ended
		Sep. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)
Interest-bearing debt [Abstract]
Total debt		$ 445,594
Unamortized upfront fees bank loans		(9,014)
Total interest bearing debt		436,579
Q4 2023 [Member]
Interest-bearing debt [Abstract]
Total debt		8,838
2024 [Member]
Interest-bearing debt [Abstract]
Total debt		56,641
2025 [Member]
Interest-bearing debt [Abstract]
Total debt		80,908
Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		299,206
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Total debt		35,625
Credit Agricole Credit Facility [Member] | Q4 2023 [Member]
Interest-bearing debt [Abstract]
Total debt		625
Credit Agricole Credit Facility [Member] | 2024 [Member]
Interest-bearing debt [Abstract]
Total debt		2,500
Credit Agricole Credit Facility [Member] | 2025 [Member]
Interest-bearing debt [Abstract]
Total debt		2,500
Credit Agricole Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 30,000
Credit Agricole Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		2.05%
Danish Ship Finance Credit Facility [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	$ 30,333
Danish Ship Finance Credit Facility [Member] | Q4 2023 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	1,213
Danish Ship Finance Credit Facility [Member] | 2024 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	2,427
Danish Ship Finance Credit Facility [Member] | 2025 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	26,693
Danish Ship Finance Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	$ 0
Danish Ship Finance Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	[1]	2.00%
ING Credit Facility, $405 million Senior Credit Facility [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	$ 217,400
Total interest bearing debt			$ 405,000
Undrawn borrowing facilities		75,100
ING Credit Facility, $405 million Senior Credit Facility [Member] | Q4 2023 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	6,250
ING Credit Facility, $405 million Senior Credit Facility [Member] | 2024 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	25,000
ING Credit Facility, $405 million Senior Credit Facility [Member] | 2025 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	25,000
ING Credit Facility, $405 million Senior Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	$ 161,150
ING Credit Facility, $405 million Senior Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.90% [2]	1.90%
ING Credit Facility, $45 million Senior Credit Facility [Member]
Interest-bearing debt [Abstract]
Total debt		$ 45,000
Total interest bearing debt		45,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | Q4 2023 [Member]
Interest-bearing debt [Abstract]
Total debt		750
ING Credit Facility, $45 million Senior Credit Facility [Member] | 2024 [Member]
Interest-bearing debt [Abstract]
Total debt		3,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | 2025 [Member]
Interest-bearing debt [Abstract]
Total debt		3,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 38,250
ING Credit Facility, $45 million Senior Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.80%
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Total debt	[3]	$ 117,235
Undrawn borrowing facilities		$ 142,500
Percentage of Credit Adjustment Spread (CAS)		0.0026
Nordea Credit Facility [Member] | Q4 2023 [Member]
Interest-bearing debt [Abstract]
Total debt	[3]	$ 0
Nordea Credit Facility [Member] | 2024 [Member]
Interest-bearing debt [Abstract]
Total debt	[3]	23,715
Nordea Credit Facility [Member] | 2025 [Member]
Interest-bearing debt [Abstract]
Total debt	[3]	23,715
Nordea Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[3]	$ 69,806
Nordea Credit Facility [Member] | SOFR + CAS [Member]
Interest-bearing debt [Abstract]
Interest rate spread	[3],[4]	1.90%

[1]	Semiannual installment and will be transferred to SOFR in November 2023
[2]	$75.1 mill. undrawn as of September 30, 2023.
[3]	$142.5 mill. undrawn as of September 30, 2023.
[4]	Credit Adjustment Spread (CAS) of 0.26%.